LEASES - Gross Difference (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross Difference
Total lease payments	$ 28,932
Less imputed interest	(2,512)
Total discounted lease payments	26,420	$ 22,926
Current portion of lease liabilities	12,087	13,664
Non-current operating lease liabilities	$ 14,333	$ 9,262